INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

16.    INCOME TAXES

The relationship between the expected tax expense based on the combined federal and provincial income tax rate in Canada and the reported tax expense in the consolidated statement of comprehensive income can be reconciled as follows:

	For the years ended
	December 31,
	2018	2017	2016
Loss before income taxes	$(107,935,775)	$(22,424,293)	$(86,294,370)

Statutory tax rate	27.00%	26.00%	26.00%
Recovery of income taxes based on the combined Canadian federal
and provincial statutory rates	(29,142,659)	(5,830,316)	(22,436,536)
Share-based remuneration	1,073,142	650,335	468,939
Effect of rate change	—	(2,344,122)	—
Foreign exchange adjustment	—	(28,668)	333,276
Other permanent differences	20,930,238	(1,798,205)	(8,821,908)
Unrecognized deferred tax benefits	7,183,316	9,670,642	30,531,995
Difference in tax rates between foreign jurisdictions and Canada	63,056	164,762	124,757
Income tax expense	$107,093	$484,428	$200,523

The components of income tax expense are shown in the following table:

	For the years ended
	December 31,
	2018	2017	2016
Current tax	$107,093	$484,428	$200,523
Deferred tax	—	—	—
Income tax expense	$107,093	$484,428	$200,523

The Company has recorded no deferred tax assets in the consolidated statement of financial position. The unrecognized deferred tax assets include tax losses, research and development pools and differences between the carrying amount and the tax basis of the following items:

	For the years ended
	December 31,
Deferred tax assets	2018	2017	2016
Investment tax credits	$2,525,545	$3,108,576	$2,689,744
Capital assets	182,385	500,445	328,039
Share issue expenses	1,198,653	1,774,820	772,687
Non-capital loss carry forwards	65,556,024	56,627,473	22,828,376
Foreign exchange	5,453	5,500	(12,388)
Research and development expenditures	—	265,260	68,037
Reserve for legal damages	—	—	28,205,068
Deferred compensation	22,232	31,387	50,454
	$69,490,292	$62,313,461	$54,930,017
Tax attributes not Recognized	$(69,490,292)	$(62,313,461)	$(54,930,017)

The Company has loss carry forward balances for income tax purposes of approximately $244,571,943 that are available to reduce taxable income in Canada in the future years, if any, expiring at various times through to the year 2038. The Company also has investment tax credits of approximately $3,054,186 available to reduce income taxes in the future years, expiring at various times through to the year 2038.